DISCONTINUED OPERATIONS (Schedule of Condensed cash flow) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Online Gaming [Member]
Net cash (used in) provided by operating activities			$ 11,171
Net cash (used in) provided by investing activities			25
Renren SNS [Member]
Net cash (used in) provided by operating activities	$ (1,437)	$ (8,144)	(22,589)
Oak Pacific Investment [Member]
Net cash (used in) provided by operating activities	(28,134)	7,532	52,060
Net cash (used in) provided by investing activities	12	(8,450)	(53,818)
Net cash provided by financing activities	$ 60,000	$ 0	$ 0